Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (25,983)	$ (22,224)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	69,993,000	67,583,000
Earnings Per Share, Basic	$ (0.37)	$ (0.33)